Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income [Abstract]
Components Of Other Comprehensive (Loss) Income, Net Of Tax

	2010	2009	2008

Net income	$585.9	$784.5	$1,156.7
Other comprehensive income:
Net change in fair value of derivatives	7.6	13.5	(16.4)
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income	(1.7)	8.7	3.6
Net other comprehensive income (loss)	5.9	22.2	(12.8)
Comprehensive income	591.8	806.7	1,143.9
Comprehensive income attributable to noncontrolling interests	(6.4)	(5.1)	(5.9)
Comprehensive income attributable to Ensco	$585.4	$801.6	$1,138.0